UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® U.S. Equity Central Fund Fidelity® U.S. Equity Central Fund

This annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index for the fiscal year, especially within information technology. Stock picking in consumer staples and consumer discretionary also hurt.
•The biggest individual relative detractor was an underweight in Broadcom (+74%), a stake we established this period that was among our largest holdings at period end. An underweight in Palantir Technologies (+438%) hurt as well. This was an investment we established this period. Another notable relative detractor was Apple (-2%), one of the portfolio's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in health care, primarily within the health care equipment & services industry. Investment choices in financials and communication services, in the latter case primarily among media & entertainment firms, also boosted the fund's relative result.
•The top individual relative contributor was a non-benchmark stake in Circle Internet Group (+123%). A outsized position in Salesforce (+29%) also helped, though the stock was no longer held at period end. An overweight in Boston Scientific (+39%) added value as well. This period we decreased our investment in Boston Scientific.
•Notable changes in positioning include lower allocations to the energy and health care sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 18, 2020 through June 30, 2025.
Initial investment of $10,000.

Effective January 1, 2025, the fund began comparing its performance to S&P 500® Index rather than MSCI USA Index because the S&P 500® Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® U.S. Equity Central Fund	14.15%	14.32%
MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)	15.73%	15.17%
S&P 500® Index	15.16%	15.70%
MSCI USA Index	15.33%	14.91%
A   From September 18, 2020
Effective January 1, 2025, the fund began comparing its performance to S&P 500® Index rather than MSCI USA Index because the S&P 500® Index conforms more closely to the fund's investment policies.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$17,102,657,818
Number of Holdings	333
Total Advisory Fee	$0
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.5
Financials	13.7
Communication Services	10.4
Consumer Discretionary	10.2
Health Care	9.2
Industrials	8.7
Consumer Staples	5.5
Energy	3.1
Utilities	2.2
Real Estate	2.0
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
Canada - 1.4
Taiwan - 0.8
United Kingdom - 0.7
Netherlands - 0.7
Puerto Rico - 0.3
Ireland - 0.3
Korea (South) - 0.2
Spain - 0.2
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.3
NVIDIA Corp	8.2
Apple Inc	6.8
Amazon.com Inc	4.7
Alphabet Inc Class A	4.5
Meta Platforms Inc Class A	3.5
Broadcom Inc	2.0
Exxon Mobil Corp	1.4
Tesla Inc	1.4
Cisco Systems Inc	1.3
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913371.101    6211-TSRA-0825

Item 2.

Code of Ethics

As of the end of the period, June 30, 2025, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity U.S. Equity Central Fund (the “Fund”):

Services Billed by Deloitte Entities

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity U.S. Equity Central Fund	$48,300	$-	$8,500	$900

June 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity U.S. Equity Central Fund	$46,400	$-	$8,700	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

	June 30, 2025A	June 30, 2024 A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2025A	June 30, 2024A
Deloitte Entities	$3,441,600	$6,208,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Equity Central Fund

Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® U.S. Equity Central Fund
Consolidated Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	322,800	22,021,416
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	141,500	27,827,213
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	116,700	10,479,660
CANADA - 1.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc (b)	420,000	27,860,180
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	191,300	9,509,158
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Athabasca Oil Corp (c)	5,392,300	22,333,447
Cameco Corp (United States)	147,100	10,919,233
Imperial Oil Ltd	635,600	50,493,268
MEG Energy Corp	2,123,250	40,118,394
Meren Energy Inc	4,222,357	5,178,143
South Bow Corp	294,000	7,632,018
		136,674,503
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	22,771	41,102,345
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (c)	320,000	10,016,000
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	9,990	1
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd (United States)	88,300	5,142,592
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	124,700	5,035,386
TOTAL MATERIALS		10,177,978

TOTAL CANADA		235,340,165
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (c)(d)	1,008,062	9
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	175,000	30,205,000
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	168,300	6,523,308
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	182,500	16,370,562
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)	47,900	2,355,722
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	118,000	12,563,460
TOTAL GERMANY		14,919,182
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	2,496,502	17,295,223
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd	517,500	12,086,071
IRELAND - 0.3%
Financials - 0.2%
Banks - 0.2%
Bank of Ireland Group PLC	2,413,900	34,363,136
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	29,500	8,817,255
TOTAL IRELAND		43,180,391
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	35,379	2,355,888
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	159,870	34,498,664
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (c)(d)(e)	999,839	1,329,786
NETHERLANDS - 0.7%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (c)	74,000	40,790,280
Merus NV (c)	334,000	17,568,400
		58,358,680
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	299,363	65,407,822
TOTAL NETHERLANDS		123,766,502
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	340,900	6,240,463
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	482,600	53,187,346
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA	4,048,300	33,523,479
TAIWAN - 0.8%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (c)(d)	1,008,062	0
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	579,893	131,339,966
TOTAL TAIWAN		131,339,966
UNITED KINGDOM - 0.7%
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC	967,227	24,389,700
Food Products - 0.0%
Nomad Foods Ltd	365,107	6,203,167
Tobacco - 0.1%
British American Tobacco PLC ADR	410,100	19,410,033
TOTAL CONSUMER STAPLES		50,002,900

Financials - 0.4%
Banks - 0.1%
Starling Bank Ltd (d)	4,618,325	15,341,212
Capital Markets - 0.1%
London Stock Exchange Group PLC	130,000	19,012,138
Insurance - 0.2%
Beazley PLC	1,754,552	22,518,408
Hiscox Ltd	1,132,400	19,507,580
		42,025,988
TOTAL FINANCIALS		76,379,338

TOTAL UNITED KINGDOM		126,382,238
UNITED STATES - 93.6%
Communication Services - 10.4%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc Class A (c)(d)	264,647	3
Entertainment - 2.1%
Liberty Media Corp-Liberty Formula One Class C (c)	91,058	9,515,561
Live Nation Entertainment Inc (c)	85,700	12,964,696
Netflix Inc (c)	112,005	149,989,256
ROBLOX Corp Class A (c)	325,200	34,211,040
Roku Inc Class A (c)	145,300	12,770,417
Take-Two Interactive Software Inc (c)	142,800	34,678,980
Walt Disney Co/The	667,100	82,727,071
Warner Bros Discovery Inc (c)	1,436,200	16,458,852
		353,315,873
Interactive Media & Services - 8.0%
Alphabet Inc Class A	4,324,679	762,138,180
Meta Platforms Inc Class A	799,825	590,342,834
Reddit Inc Class A (c)	74,200	11,172,294
		1,363,653,308
Media - 0.3%
Charter Communications Inc Class A (c)	52,000	21,258,120
Magnite Inc (c)	1,339,477	32,308,185
		53,566,305
TOTAL COMMUNICATION SERVICES		1,770,535,489

Consumer Discretionary - 9.9%
Automobiles - 1.4%
Tesla Inc (c)	750,910	238,534,071
Broadline Retail - 4.7%
Amazon.com Inc (c)	3,583,568	786,198,984
Etsy Inc (c)	123,800	6,209,808
Macy's Inc (b)	370,000	4,314,200
		796,722,992
Distributors - 0.1%
LKQ Corp	312,600	11,569,325
Diversified Consumer Services - 0.1%
Service Corp International/US	244,200	19,877,880
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (c)	244,200	32,317,428
Booking Holdings Inc	4,523	26,184,733
Caesars Entertainment Inc (c)	263,458	7,479,573
Chipotle Mexican Grill Inc (c)	257,300	14,447,395
Churchill Downs Inc	199,864	20,186,264
Domino's Pizza Inc	43,419	19,564,601
DraftKings Inc Class A (c)	538,100	23,079,109
Dutch Bros Inc Class A (c)	137,500	9,400,875
Marriott International Inc/MD Class A1	208,376	56,930,407
Starbucks Corp	140,400	12,864,852
Yum! Brands Inc	203,500	30,154,630
		252,609,867
Household Durables - 0.2%
PulteGroup Inc	237,100	25,004,566
Somnigroup International Inc	133,700	9,098,285
		34,102,851
Specialty Retail - 1.4%
Dick's Sporting Goods Inc	53,200	10,523,492
Floor & Decor Holdings Inc Class A (c)	77,800	5,909,688
Home Depot Inc/The	152,234	55,815,074
Lowe's Cos Inc	570,961	126,679,117
Ross Stores Inc	301,000	38,401,580
TJX Cos Inc/The	59,276	7,319,993
		244,648,944
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (c)	171,951	3,043,533
NIKE Inc Class B	597,010	42,411,590
PVH Corp	256,121	17,569,901
Tapestry Inc	281,361	24,706,309
		87,731,333
TOTAL CONSUMER DISCRETIONARY		1,685,797,263

Consumer Staples - 5.2%
Beverages - 1.8%
Boston Beer Co Inc/The Class A (c)	102,950	19,643,890
Brown-Forman Corp Class B (b)	88,900	2,392,299
Coca-Cola Co/The	1,712,791	121,179,963
Constellation Brands Inc Class A	254,266	41,363,993
Keurig Dr Pepper Inc	2,536,101	83,843,499
Monster Beverage Corp (c)	198,956	12,462,604
PepsiCo Inc	243,500	32,151,740
		313,037,988
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	1,088,400	23,411,484
Costco Wholesale Corp	37,700	37,320,738
Dollar Tree Inc (c)	9,300	921,072
Kroger Co/The	72,500	5,200,425
Target Corp	452,555	44,644,551
Walmart Inc	923,900	90,338,942
		201,837,212
Food Products - 0.7%
Bunge Global SA	456,900	36,679,932
Conagra Brands Inc	40,200	822,894
Freshpet Inc (c)	80,400	5,463,984
JM Smucker Co	260,900	25,620,380
Lamb Weston Holdings Inc	275,900	14,305,415
Mondelez International Inc	296,312	19,983,281
TreeHouse Foods Inc (c)	889,530	17,274,673
		120,150,559
Household Products - 0.9%
Energizer Holdings Inc	1,508,901	30,419,444
Procter & Gamble Co/The	705,793	112,446,941
Reynolds Consumer Products Inc	371,900	7,966,098
		150,832,483
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	580,400	46,896,320
Kenvue Inc	685,512	14,347,766
		61,244,086
Tobacco - 0.2%
Philip Morris International Inc	185,053	33,703,702
TOTAL CONSUMER STAPLES		880,806,030

Energy - 2.3%
Energy Equipment & Services - 0.0%
Weatherford International PLC	102,900	5,176,899
Oil, Gas & Consumable Fuels - 2.3%
ConocoPhillips	306,300	27,487,362
Expand Energy Corp	117,036	13,686,190
Exxon Mobil Corp	2,216,138	238,899,676
Marathon Petroleum Corp	132,800	22,059,408
Shell PLC ADR	709,200	49,934,772
Valero Energy Corp	304,186	40,888,682
		392,956,090
TOTAL ENERGY		398,132,989

Financials - 12.1%
Banks - 4.2%
Bancorp Inc/The (c)	834,300	47,530,071
Bank of America Corp	4,150,114	196,383,395
Comerica Inc	340,100	20,286,965
First Horizon Corp	1,174,000	24,888,800
JPMorgan Chase & Co	301,344	87,362,639
KeyCorp	1,080,041	18,814,314
M&T Bank Corp	126,070	24,456,319
Synovus Financial Corp	267,700	13,853,475
Truist Financial Corp	914,200	39,301,458
US Bancorp	1,338,036	60,546,129
Wells Fargo & Co	1,996,987	159,998,598
		693,422,163
Capital Markets - 3.0%
Bank of New York Mellon Corp/The	492,001	44,826,211
Blackrock Inc	89,600	94,012,800
Cboe Global Markets Inc	107,430	25,053,750
Charles Schwab Corp/The	1,162,600	106,075,624
Intercontinental Exchange Inc	335,600	61,572,532
LPL Financial Holdings Inc	92,765	34,784,092
MarketAxess Holdings Inc	217,247	48,519,945
Northern Trust Corp	288,600	36,591,594
State Street Corp	305,400	32,476,236
StepStone Group Inc rights 12/31/2038 (c)(d)	18,125	1,162,538
Tradeweb Markets Inc Class A	66,200	9,691,680
Virtu Financial Inc Class A	567,464	25,416,713
		520,183,715
Consumer Finance - 0.1%
OneMain Holdings Inc	194,704	11,098,128
SLM Corp	380,900	12,489,711
		23,587,839
Financial Services - 2.3%
Affirm Holdings Inc Class A (c)	216,000	14,934,240
Apollo Global Management Inc	255,140	36,196,712
Berkshire Hathaway Inc Class A (c)	41	29,880,800
Block Inc Class A (c)	67,349	4,575,017
Fiserv Inc (c)	289,636	49,936,143
Mastercard Inc Class A	346,144	194,512,159
PayPal Holdings Inc (c)	485,700	36,097,224
UWM Holdings Corp Class A (b)	1,874,800	7,761,672
Visa Inc Class A	62,957	22,352,883
		396,246,850
Insurance - 2.5%
American Financial Group Inc/OH	188,400	23,777,964
Arthur J Gallagher & Co	180,131	57,663,536
Brighthouse Financial Inc (c)	223,200	12,001,464
Chubb Ltd	326,552	94,608,645
Hartford Insurance Group Inc/The	396,347	50,284,544
Marsh & McLennan Cos Inc	307,758	67,288,209
Travelers Companies Inc/The	246,700	66,002,118
Unum Group	211,281	17,063,054
Willis Towers Watson PLC	129,200	39,599,800
		428,289,334
TOTAL FINANCIALS		2,061,729,901

Health Care - 8.2%
Biotechnology - 1.8%
AbbVie Inc	250,000	46,405,000
Alnylam Pharmaceuticals Inc (c)	128,000	41,739,520
Cargo Therapeutics Inc (c)	334,300	1,377,316
Caris Life Sciences Inc (e)(f)	518,478	13,853,732
Crinetics Pharmaceuticals Inc (c)	375,000	10,785,000
Cytokinetics Inc (c)	170,000	5,616,800
Exact Sciences Corp (c)	785,000	41,714,900
Gilead Sciences Inc	485,000	53,771,950
Janux Therapeutics Inc (c)	280,000	6,468,000
Legend Biotech Corp ADR (c)	1,050,000	37,264,500
MoonLake Immunotherapeutics Class A (c)	174,000	8,212,800
Nurix Therapeutics Inc (c)	500,000	5,695,000
Nuvalent Inc Class A (c)	170,000	12,971,000
Vaxcyte Inc (c)	280,000	9,102,800
Veracyte Inc (c)	435,000	11,758,050
Viking Therapeutics Inc (c)	330,000	8,745,000
		315,481,368
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp (c)	1,480,000	158,966,801
Glaukos Corp (c)	128,000	13,221,120
Inspire Medical Systems Inc (c)	128,000	16,610,560
Insulet Corp (c)	169,000	53,096,420
Intuitive Surgical Inc (c)	37,500	20,377,875
Kestra Medical Technologies Ltd	360,000	5,968,800
Masimo Corp (c)	380,000	63,923,600
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	4,627	56,172
Penumbra Inc (c)	292,688	75,112,521
Stryker Corp	145,000	57,366,350
		464,700,219
Health Care Providers & Services - 1.9%
agilon health Inc (c)	2,850,000	6,555,000
BrightSpring Health Services Inc (c)	1,000,000	23,590,000
Cencora Inc	118,000	35,382,300
Centene Corp (c)	80,000	4,342,400
Cigna Group/The	70,000	23,140,600
CVS Health Corp	1,000,000	68,980,000
LifeStance Health Group Inc (c)	1,400,000	7,238,000
Molina Healthcare Inc (c)	90,000	26,811,000
Omada Health Inc (e)(f)	199,183	3,645,049
Privia Health Group Inc (c)	800,000	18,400,000
Surgery Partners Inc (c)	480,000	10,670,400
UnitedHealth Group Inc	306,000	95,462,820
		324,217,569
Health Care Technology - 0.2%
Phreesia Inc (c)	320,000	9,107,200
Veeva Systems Inc Class A (c)	85,000	24,478,300
		33,585,500
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (c)	330,000	3,821,400
Bruker Corp	135,000	5,562,000
Danaher Corp	500,000	98,770,000
IQVIA Holdings Inc (c)	86,000	13,552,740
Repligen Corp (c)	65,000	8,084,700
Thermo Fisher Scientific Inc	12,000	4,865,520
		134,656,360
Pharmaceuticals - 0.8%
Eli Lilly & Co	128,000	99,779,840
Merck & Co Inc	230,000	18,206,800
Royalty Pharma PLC Class A	500,000	18,015,000
		136,001,640
TOTAL HEALTH CARE		1,408,642,656

Industrials - 8.7%
Aerospace & Defense - 3.0%
Boeing Co (c)	418,620	87,713,449
GE Aerospace	569,200	146,506,388
Howmet Aerospace Inc	384,600	71,585,598
Lockheed Martin Corp	148,800	68,915,232
Northrop Grumman Corp	70,700	35,348,586
RTX Corp	169,100	24,691,982
TransDigm Group Inc	42,500	64,627,200
		499,388,435
Building Products - 0.8%
Trane Technologies PLC	315,910	138,182,193
Commercial Services & Supplies - 0.4%
Cintas Corp	172,200	38,378,214
Republic Services Inc	149,400	36,843,534
		75,221,748
Construction & Engineering - 0.3%
Quanta Services Inc	119,400	45,142,752
Electrical Equipment - 1.3%
AMETEK Inc	383,932	69,476,335
Eaton Corp PLC	154,600	55,190,653
GE Vernova Inc	190,650	100,882,448
		225,549,436
Ground Transportation - 1.0%
CSX Corp	1,175,578	38,359,110
Old Dominion Freight Line Inc	185,366	30,084,902
Uber Technologies Inc (c)	799,000	74,546,700
Union Pacific Corp	149,200	34,327,936
		177,318,648
Machinery - 1.5%
Deere & Co	72,100	36,662,129
Dover Corp	205,900	37,727,057
Ingersoll Rand Inc	453,800	37,747,084
Parker-Hannifin Corp	142,900	99,811,363
Westinghouse Air Brake Technologies Corp	160,200	33,537,870
		245,485,503
Professional Services - 0.2%
Verisk Analytics Inc	119,100	37,099,650
Trading Companies & Distributors - 0.2%
Fastenal Co	629,600	26,443,200
United Rentals Inc	20,600	15,520,040
		41,963,240
TOTAL INDUSTRIALS		1,485,351,605

Information Technology - 31.0%
Communications Equipment - 1.8%
Arista Networks Inc	693,385	70,940,219
Cisco Systems Inc	3,278,516	227,463,440
Motorola Solutions Inc	25,000	10,511,500
		308,915,159
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	403,324	39,828,245
IT Services - 0.3%
Gartner Inc (c)	138,796	56,104,119
X.Ai Holdings Corp Class A (d)(e)	88,526	3,236,511
		59,340,630
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices Inc (c)	24,700	3,504,930
Analog Devices Inc	619,161	147,372,701
Astera Labs Inc (c)	7,500	678,150
Broadcom Inc	1,238,998	341,529,799
First Solar Inc (c)	13,997	2,317,063
Marvell Technology Inc	808,544	62,581,306
Micron Technology Inc	925,250	114,037,063
NVIDIA Corp	8,834,099	1,395,699,301
		2,067,720,313
Software - 9.8%
Cadence Design Systems Inc (c)	193,289	59,562,005
Circle Internet Group Inc (e)(f)	548,150	99,374,114
HubSpot Inc (c)	51,069	28,426,537
Intuit Inc	11,300	8,900,219
Microsoft Corp	2,855,942	1,420,574,111
OpenAI Global LLC rights (c)(d)(e)	1,650,181	2,425,766
Oracle Corp	81,500	17,818,345
Palantir Technologies Inc Class A (c)	65,100	8,874,432
Servicenow Inc (c)	16,868	17,341,653
Synopsys Inc (c)	19,800	10,151,064
		1,673,448,246
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	5,631,476	1,155,409,931
TOTAL INFORMATION TECHNOLOGY		5,304,662,524

Materials - 1.6%
Chemicals - 1.2%
Air Products and Chemicals Inc	78,089	22,025,783
Axalta Coating Systems Ltd (c)	245,500	7,288,895
Balchem Corp	50,100	7,975,920
Chemours Co/The	244,700	2,801,815
Corteva Inc	280,100	20,875,853
Dow Inc	72,800	1,927,744
Ecolab Inc	131,300	35,377,472
Element Solutions Inc	218,900	4,958,085
Linde PLC	161,600	75,819,488
Mosaic Co/The	468,000	17,072,640
Sherwin-Williams Co/The	39,200	13,459,712
		209,583,407
Construction Materials - 0.0%
Martin Marietta Materials Inc	30,722	16,865,149
Containers & Packaging - 0.1%
AptarGroup Inc	48,600	7,602,498
International Paper Co	301,500	14,119,245
		21,721,743
Metals & Mining - 0.3%
Freeport-McMoRan Inc	312,100	13,529,535
Newmont Corp	296,500	17,274,090
Nucor Corp	110,800	14,353,032
		45,156,657
TOTAL MATERIALS		293,326,956

Real Estate - 2.0%
Health Care REITs - 0.2%
Ventas Inc	630,000	39,784,500
Industrial REITs - 0.2%
Prologis Inc	330,671	34,760,136
Office REITs - 0.0%
Douglas Emmett Inc	328,900	4,946,655
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (c)	92,820	23,741,500
Zillow Group Inc Class C (c)	120,600	8,448,030
		32,189,530
Residential REITs - 0.3%
Camden Property Trust	265,800	29,953,002
Invitation Homes Inc	229,300	7,521,040
Sun Communities Inc	38,500	4,869,865
		42,343,907
Retail REITs - 0.2%
Federal Realty Investment Trust	135,000	12,823,650
Macerich Co/The	917,500	14,845,150
NNN REIT Inc	317,500	13,709,650
		41,378,450
Specialized REITs - 0.9%
American Tower Corp	266,500	58,901,830
Equinix Inc	57,800	45,978,166
Iron Mountain Inc	101,100	10,369,827
Public Storage Operating Co	97,700	28,667,134
		143,916,957
TOTAL REAL ESTATE		339,320,135

Utilities - 2.2%
Electric Utilities - 1.6%
Constellation Energy Corp	125,871	40,626,124
Duke Energy Corp	311,800	36,792,400
Entergy Corp	244,692	20,338,799
Evergy Inc	209,000	14,406,370
Exelon Corp	544,700	23,650,874
NextEra Energy Inc	755,417	52,441,048
NRG Energy Inc	95,388	15,317,405
PG&E Corp	966,206	13,468,912
PPL Corp	463,400	15,704,626
Southern Co/The	118,246	10,858,530
TXNM Energy Inc	83,500	4,702,720
Xcel Energy Inc	240,800	16,398,480
		264,706,288
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	90,800	955,216
Vistra Corp	173,978	33,718,676
		34,673,892
Multi-Utilities - 0.4%
Ameren Corp	180,000	17,287,200
CenterPoint Energy Inc	457,700	16,815,898
NiSource Inc	314,302	12,678,942
Sempra	342,406	25,944,103
		72,726,143
TOTAL UTILITIES		372,106,323

TOTAL UNITED STATES		16,000,411,871
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	657,080	11,672,308
TOTAL COMMON STOCKS (Cost $9,708,790,066)		16,960,956,711

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (d)(e) (Cost $973,100)	973,100	1,175,018

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (c)(d)(e)	361,330	2,894,253
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	21,928	1,809,279
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (c)(d)(e)	301,188	1,536,059
Health Care - 0.1%
Biotechnology - 0.1%
Asimov Inc Series B (c)(d)(e)	35,044	905,187
Cleerly Inc Series C (c)(d)(e)	411,426	4,620,315
Element Biosciences Inc Series C (c)(d)(e)	195,016	1,589,380
ElevateBio LLC Series C (c)(d)(e)	626,000	1,233,220
		8,348,102
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	92,546	3,097,515
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (c)(d)(e)(g)	141,317	576,573
Health Care Technology - 0.0%
Aledade Inc Series B1 (c)(d)(e)	67,586	2,420,931
Aledade Inc Series E1 (c)(d)(e)	14,822	530,924
Wugen Inc Series B (c)(d)(e)	155,150	125,671
		3,077,526
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (c)(d)(e)	1,112,588	356,028
TOTAL HEALTH CARE		15,455,744

Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (d)(e)	356,485	1,083,714
TOTAL UNITED STATES		19,884,796
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,524,447)		22,779,049

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25	6,730,000	6,722,948
US Treasury Bills 0% 7/3/2025	4.19 to 4.23	4,650,000	4,648,917
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,371,845)			11,371,865

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	102,368,770	102,389,244
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	23,354,758	23,357,094
TOTAL MONEY MARKET FUNDS (Cost $125,746,337)			125,746,338

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,888,405,795)	17,122,028,981
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(19,371,163)
NET ASSETS - 100.0%	17,102,657,818

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,875,197 or 0.9% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $116,872,895 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	2,587,915

Aledade Inc Series E1	5/20/22	738,349

Asimov Inc Series B	10/29/21	3,247,902

Caris Life Sciences Inc	5/11/21 - 10/06/22	9,997,934

Circle Internet Group Inc	5/11/21 - 5/09/22	13,043,476

Cleerly Inc Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co Ltd Series C	12/01/20	5,132,023

Element Biosciences Inc Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Galvanize Therapeutics 6% 2/28/2027	2/28/24	973,100

Galvanize Therapeutics Series B	3/29/22	1,926,207

Jumo World Holding Limited	9/06/23	8,500,538

Manus Bio Inc Series One-6	3/30/21	3,739,275

Medical Microinstruments Inc/Italy Series C	2/16/24	3,084,901

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc	12/22/21	3,582,432

OpenAI Global LLC rights	9/30/24	1,650,181

Saluda Medical Inc Series E	4/06/23	2,431,732

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	4,056,252

Waymo LLC Series C2	10/18/24	1,714,798

Wugen Inc Series B	7/09/21	1,203,173

X.Ai Holdings Corp Class A	10/27/21	2,390,803

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

Circle Internet Group Inc	12/2/2025

Omada Health Inc	12/3/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	292,864,317	6,214,791,145	6,405,266,219	10,862,553	-	1	102,389,244	102,368,770	0.2%
Fidelity Securities Lending Cash Central Fund	22,724,699	636,945,572	636,313,177	56,246	-	-	23,357,094	23,354,758	0.1%
Total	315,589,016	6,851,736,717	7,041,579,396	10,918,799	-	1	125,746,338

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,770,535,489	1,770,535,486	-	3
Consumer Discretionary	1,744,557,889	1,744,557,889	-	-
Consumer Staples	940,318,088	915,928,388	24,389,700	-
Energy	541,047,955	534,807,492	6,240,463	-
Financials	2,349,723,075	2,245,688,137	86,201,402	17,833,536
Health Care	1,547,613,018	1,547,556,837	-	56,181
Industrials	1,485,351,605	1,485,351,605	-	-
Information Technology	5,544,726,232	5,539,063,954	-	5,662,278
Materials	325,656,902	325,656,902	-	-
Real Estate	339,320,135	339,320,135	-	-
Utilities	372,106,323	372,106,323	-	-

Convertible Corporate Bonds
Health Care	1,175,018	-	-	1,175,018

Convertible Preferred Stocks
Consumer Discretionary	1,809,279	-	-	1,809,279
Financials	1,536,059	-	-	1,536,059
Health Care	18,349,997	-	-	18,349,997
Materials	1,083,714	-	-	1,083,714

U.S. Treasury Obligations	11,371,865	-	11,371,865	-

Money Market Funds	125,746,338	125,746,338	-	-
Total Investments in Securities:	17,122,028,981	16,946,319,486	128,203,430	47,506,065
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $22,627,649) - See accompanying schedule:
Unaffiliated issuers (cost $9,762,659,458)	$16,996,282,643
Fidelity Central Funds (cost $125,746,337)	125,746,338

Total Investment in Securities (cost $9,888,405,795)		$17,122,028,981
Foreign currency held at value (cost $1,085,226)		1,129,782
Receivable for investments sold		9,334,440
Receivable for fund shares sold		733,695
Dividends receivable		12,576,395
Interest receivable		78,061
Distributions receivable from Fidelity Central Funds		335,918
Other receivables		576,217
Total assets		17,146,793,489
Liabilities
Payable to custodian bank	$234,865
Payable for investments purchased	13,416,184
Payable for fund shares redeemed	6,353,493
Other payables and accrued expenses	774,035
Collateral on securities loaned	23,357,094
Total liabilities		44,135,671
Net Assets		$17,102,657,818
Net Assets consist of:
Paid in capital		$8,321,728,802
Total accumulated earnings (loss)		8,780,929,016
Net Assets		$17,102,657,818
Net Asset Value, offering price and redemption price per share ($17,102,657,818 ÷ 119,288,861 shares)		$143.37
Consolidated Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$202,301,235
Interest		772,010
Income from Fidelity Central Funds (including $56,246 from security lending)		10,918,799
Total income		213,992,044
Expenses
Custodian fees and expenses	$141,089
Independent trustees' fees and expenses	75,726
Miscellaneous	26
Total expenses		216,841
Net Investment income (loss)		213,775,203
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,339,771,080
Foreign currency transactions	50,137
Futures contracts	20,157,729
Total net realized gain (loss)		2,359,978,946
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $214,915)	(172,787,753)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	164,882
Futures contracts	(138,233)
Total change in net unrealized appreciation (depreciation)		(172,761,103)
Net gain (loss)		2,187,217,843
Net increase (decrease) in net assets resulting from operations		$2,400,993,046
Consolidated Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$213,775,203	$223,605,804
Net realized gain (loss)	2,359,978,946	1,286,911,181
Change in net unrealized appreciation (depreciation)	(172,761,103)	1,900,497,921
Net increase (decrease) in net assets resulting from operations	2,400,993,046	3,411,014,906
Distributions to shareholders	(1,680,166,025)	(1,060,981,097)

Affiliated share transactions
Proceeds from sales of shares	1,403,121,261	903,611,745
Reinvestment of distributions	1,680,166,025	1,060,981,097
Cost of shares redeemed	(6,026,141,814)	(1,689,398,232)

Net increase (decrease) in net assets resulting from share transactions	(2,942,854,528)	275,194,610
Total increase (decrease) in net assets	(2,222,027,507)	2,625,228,419

Net Assets
Beginning of period	19,324,685,325	16,699,456,906
End of period	$17,102,657,818	$19,324,685,325

Other Information
Shares
Sold	9,965,190	7,218,667
Issued in reinvestment of distributions	11,776,230	8,850,529
Redeemed	(43,793,288)	(13,607,009)
Net increase (decrease)	(22,051,868)	2,462,187

Consolidated Financial Highlights
Fidelity® U.S. Equity Central Fund

Years ended June 30,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$136.72	$120.25	$102.27	$132.73	$100.00
Income from Investment Operations
Net investment income (loss) B,C	1.63	1.60	1.47	1.41	1.05
Net realized and unrealized gain (loss)	17.56	22.76	19.57	(19.85)	33.21
Total from investment operations	19.19	24.36	21.04	(18.44)	34.26
Distributions from net investment income	(1.72)	(1.62)	(1.52)	(1.38)	(.87)
Distributions from net realized gain	(10.82)	(6.27)	(1.54)	(10.64)	(.66)
Total distributions	(12.54)	(7.89)	(3.06)	(12.02)	(1.53)
Net asset value, end of period	$143.37	$136.72	$120.25	$102.27	$132.73
Total Return D,E	14.15%	21.24%	20.95%	(15.73)%	34.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-%	-%	-%	-%	-% I
Net investment income (loss)	1.18%	1.28%	1.34%	1.10%	1.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$17,102,658	$19,324,685	$16,699,457	$16,632,716	$28,240,621
Portfolio turnover rate J	60%	44%	31%	34% K	47% I,L

AFor the period September 18, 2020 (commencement of operations) through June 30, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Consolidated Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Equity Central Fund	$544,598

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,516,716,392
Gross unrealized depreciation	(355,390,527)
Net unrealized appreciation (depreciation)	$7,161,325,865
Tax Cost	$9,960,703,116

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,354,015
Undistributed long-term capital gain	$1,647,256,902
Net unrealized appreciation (depreciation) on securities and other investments	$7,161,742,944

The Fund intends to elect to defer to its next fiscal year $52,209,929 of capital losses recognized during the period November 1,2024 to June 30, 2025.

The tax character of distributions paid was as follows:

	June 30, 2025	June 30, 2024
Ordinary Income	$296,111,739	$223,390,008
Long-term Capital Gains	1,384,054,286	837,591,089
Total	$1,680,166,025	$1,060,981,097

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity U.S. Equity Central Fund	576,573	-A

A Amount represents less than .005%.

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	10,717,065,088	14,856,282,702
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	269,651

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Equity Central Fund	857,750,623	1,180,098,437	135,122,939

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	1,938
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Equity Central Fund	5,977	4	-
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity U.S. Equity Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity U.S. Equity Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the consolidated schedule of investments, as of June 30, 2025, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended and for the period from September 18, 2020 (commencement of operations) through June 30, 2021, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 18, 2020 (commencement of operations) through June 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2025, $2,393,503,102, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividends distributed in December, during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $7,723,273 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 3%, 55%, 100%, and 100% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 14.33%, 60.28%, 100%, and 100% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 7.66%, 5.11%, 0%, and 0% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Robert A. Lawrence
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Vijay C. Advani
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Thomas P. Bostick
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Donald F. Donahue
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Vicki L. Fuller
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Patricia L. Kampling
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Thomas A. Kennedy
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Oscar Munoz
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Karen B. Peetz
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
David M. Thomas
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Susan Tomasky
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Michael E. Wiley
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Equity Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Directors.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9900193.104
USE-ANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025